Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended
	Jan. 29, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 21, 2015	Dec. 31, 2007
Debt Instrument [Line Items]
Debt instrument - principal amount	$ 2,619	$ 16,013
Debt instruments - maturity date	Dec. 31, 2045
Debt instrument - proceeds from issuance		15,926	12,040	13,486
Debt instument - stated percentage rate	4.60%
Weighted average coupon - for long-term debt issuances (not from exchange) during period		2.40%
Repayment of long-term debt		10,400	7,698	8,733
New debt instruments - weighted average maturity period		13 years 0 months 0 days
Notes and debentures interest rates, Minimum		0.875%
Notes and debentures interest rates, Maximum		7.75%
December 2018 Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity		5,000
Credit agreement - advances outstanding		0
Ratio of debt to EBITDA covenant		3.0 to 1
Credit agreement - termination date		2018-12-11
Credit agreement - minimum lender approval percentage for extension of term (in hundredths)		50.00%
Credit agreement - potential extension of term (years)		2
Credit agreement - additional borrowing capacity beyond current limit		2,000
Credit agreement - minimum borrowing capacity		0
Credit agreement - base rate		EITHER 1) • at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); OR 2) • at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
December 2018 Facility [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		2.00%
Credit agreement - commitment fee percentage		0.06%
December 2018 Facility [Member] | High Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.00%
December 2018 Facility [Member] | High Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.565%
December 2018 Facility [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		2.00%
Credit agreement - commitment fee percentage		0.07%
December 2018 Facility [Member] | Moderate Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.00%
December 2018 Facility [Member] | Moderate Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.68%
December 2018 Facility [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		2.00%
Credit agreement - commitment fee percentage		0.09%
December 2018 Facility [Member] | Low Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.00%
December 2018 Facility [Member] | Low Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.91%
December 2017 Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity		3,000
Credit agreement - advances outstanding		0
Ratio of debt to EBITDA covenant		3.0 to 1
Credit agreement - termination date		2017-12-11
Credit agreement - minimum lender approval percentage for extension of term (in hundredths)		50.00%
Credit agreement - potential extension of term (years)		2
Credit agreement - additional borrowing capacity beyond current limit		2,000
Credit agreement - minimum borrowing capacity		0
Credit agreement - base rate		EITHER 1) • at a variable annual rate equal to (1) the highest of: (a) the base (or prime) rate of the bank affiliate of Citibank, N.A. which is serving as administrative agent under the Agreement, (b) 0.50% per annum above the Federal funds rate, and (c) the London Interbank Offered Rate (LIBOR) applicable to U.S. dollars for a period of one month plus 1.00% per annum, plus (2) an applicable margin, as set forth in the Agreement (Applicable Margin); OR 2) • at a rate equal to: (i) the LIBOR for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
December 2017 Facility [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		2.00%
Credit agreement - commitment fee percentage		0.06%
December 2017 Facility [Member] | High Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.00%
December 2017 Facility [Member] | High Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.565%
December 2017 Facility [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		2.00%
Credit agreement - commitment fee percentage		0.07%
December 2017 Facility [Member] | Moderate Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.00%
December 2017 Facility [Member] | Moderate Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.68%
December 2017 Facility [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		2.00%
Credit agreement - commitment fee percentage		0.09%
December 2017 Facility [Member] | Low Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.00%
December 2017 Facility [Member] | Low Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate		0.91%
Syndicated Credit Agreement [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity					9,155
Credit agreement - initiation date					Jan. 21, 2015
Ratio of debt to EBITDA covenant					3.0 to 1
Credit agreement - termination date					2015-03-21
Credit agreement - base rate					EITHER 1) • at a variable annual rate equal to (1) the highest of: (a) Mizuho's publicly-announced prime rate, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to U.S. Dollars for a period of one month plus 1%, plus (2) an applicable margin, as set forth in the Syndicated Credit Agreement (Applicable Margin); OR 2) • at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
Tranche A Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity					6,286
Credit agreement - minimum borrowing capacity					0
Credit agreement - term					Amounts borrowed will be due and payable on the third anniversary of funding
Tranche A Facility [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					2.00%
Tranche A Facility [Member] | High Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.00%
Tranche A Facility [Member] | High Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.00%
Tranche A Facility [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					2.00%
Tranche A Facility [Member] | Moderate Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.125%
Tranche A Facility [Member] | Moderate Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.125%
Tranche A Facility [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					2.00%
Tranche A Facility [Member] | Low Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.25%
Tranche A Facility [Member] | Low Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.25%
Tranche B Facility [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity					2,869
Credit agreement - minimum borrowing capacity					0
Credit agreement - term					Amounts borrowed will be subject to amortization from the third anniversary of funding, with twenty-five of the aggregate principal amount thereof being payable prior to the fifth anniversary thereof, and all remaining principal amount due and payable on the such fifth anniversary.
Tranche B Facility [Member] | High Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					2.00%
Tranche B Facility [Member] | High Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.125%
Tranche B Facility [Member] | High Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.125%
Tranche B Facility [Member] | Moderate Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					2.00%
Tranche B Facility [Member] | Moderate Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.25%
Tranche B Facility [Member] | Moderate Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.25%
Tranche B Facility [Member] | Low Credit Rating [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					2.00%
Tranche B Facility [Member] | Low Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.375%
Tranche B Facility [Member] | Low Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.375%
18-Month Credit Agreement [Member]
Credit Facilities [Abstract]
Credit agreement - maximum borrowing capacity					2,000
Credit agreement - initiation date					Jan. 21, 2015
Credit agreement - termination date					2015-03-21
Credit agreement - minimum borrowing capacity					0
Credit agreement - term					Amounts borrowed will be due and payable on the date that is 18 months after funding.
Credit agreement - base rate					EITHER:1) at a variable annual rate equal to: (1) the highest of (a) Mizuho’s publicly-announced prime rate, (b) 0.50% per annum above the Federal funds rate, and (c) the ICE Benchmark Administration Limited Settlement Rate applicable to dollars for a period of one month plus 1.00%, plus (2) an applicable margin, as set forth in the 18-Month Credit Agreement (Applicable Margin) (each such Advance, a Base Rate Advance); OR 2) at a rate equal to: (i) the LIBOR for deposits in dollars (adjusted upwards to reflect any bank reserve costs) for a period of one, two, three or six months, as applicable, plus (ii) the Applicable Margin (each such Advance, a Eurodollar Rate Advance).
18-Month Credit Agreement [Member] | High Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.00%
18-Month Credit Agreement [Member] | High Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.80%
18-Month Credit Agreement [Member] | Moderate Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.00%
18-Month Credit Agreement [Member] | Moderate Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.90%
18-Month Credit Agreement [Member] | Low Credit Rating [Member] | Base Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					0.00%
18-Month Credit Agreement [Member] | Low Credit Rating [Member] | Eurodollar Rate Advance [Member]
Credit Facilities [Abstract]
Credit agreement - basis spread of variable rate					1.00%
Debt Issued In Foreign Markets [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		24,655	18,146
Annual Put Reset Securities [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		1,000
Debt instruments - maturity date		Apr. 30, 2021
Zero Coupon [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount						500
Debt instrument - redemption amount		$ 1,030
Debt instruments - maturity date		May 31, 2022
Notes And Debentures [Member]
Debt Instrument [Line Items]
Weighted average coupon - for long-term debt issuances (not from exchange) during period		4.20%	4.40%